STOCK-BASED COMPENSATION - Status of restricted stock (Details) - Restricted Stock [Member]	12 Months Ended
Jun. 30, 2019 shares
Outstanding Restricted Shares, Number	4,108,222
Fair Value per Share 1.10 [Member]
Outstanding Restricted Shares, Number	298,333
Outstanding Restricted Shares, Average Remaining Amortization Period (Years)	26 days
Fair Value per Share 1.02 [Member]
Outstanding Restricted Shares, Number	600,000
Outstanding Restricted Shares, Average Remaining Amortization Period (Years)	1 year 3 months 15 days
Fair Value per Share 1.29 [Member]
Outstanding Restricted Shares, Number	1,956,000
Outstanding Restricted Shares, Average Remaining Amortization Period (Years)	2 years 1 month 24 days
Fair Value per Share 1.35 [Member]
Outstanding Restricted Shares, Number	1,250,000
Outstanding Restricted Shares, Average Remaining Amortization Period (Years)	3 months
Fair Value per Share 1.28 [Member]
Outstanding Restricted Shares, Number	3,889
Outstanding Restricted Shares, Average Remaining Amortization Period (Years)	1 month 28 days